Loans receivable, net (Tables)	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable	Loans receivable consisted of the following:
	December 31,
	2017	2016

Personal loans	$670	$-
Provision for loan losses	-	-
Loans receivable, net	$670	$-

Past Due Financing Receivables
The following table represents the aging of loans receivable as of December 31, 2017:

December 31, 2017
1-89 days past due	$2
90-179 days past due	-
180-365 days past due	96
Over 1 year past due	-
Total past due	$98
Current	572
Total loans	$670